Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

14. SUBSEQUENT EVENTS

On October 3, 2023 Global Crossing Airlines Group, Inc. and Canada Jetlines Operations, Ltd. executed an agreement, according to which Global Crossing Airlines Group, Inc. will receive from Canada Jetlines Operations, Ltd. 2,000,000 restricted shares units of Canada Jetlines Operations, Ltd. vesting on October 3, 2023 in exchange to services provided by the Company to Canada Jetlines Operations, Ltd. under an existing contract.

21.
SUBSEQUENT EVENTS

On January 30, 2023, Global Crossing Airlines Group announced a up to US$5.0 million loan with a key investor to provide working capital and additional liquidity to support GlobalX’s rapidly growing operations. The Loan is a six-month facility that will be funded in two tranches of $2.5 million each. The first tranche was advanced within one business day and the second tranche will be advanced after the Company delivers a draw down notice, but subject to the lender receiving internal approval for the second tranche. The Loan is unsecured, not convertible, no warrants and will bear interest at the rate of 20% per annum, accruing monthly and payable upon maturity. The net proceeds of the Loan will be used to further the business objectives of the Company and to secure additional passenger and freighter Aircraft for charter operations that are expected to be delivered in Q1 2023.

On February 6, 2023, Global Crossing Airlines Group announced that it has received approval from the US FAA for cargo operations and will commence revenue cargo flights with the A321 Passenger to Freighter (P2F) aircraft (“A321F”). Global Crossing Airlines Group received its first A321F aircraft in January 2023 and is expecting the second A321F to arrive by mid-March,

On February 22, 2023, Global Crossing Airlines Group announced the successful completion of the rigorous International Air Transport Association (IATA) International Operational Safety Audit (IOSA) and has been added to the IOSA Registry. The IATA Operational Safety Audit (IOSA) program is an internationally recognized and accepted evaluation system designed to assess the operational management and control systems of an airline. The certification is valid for two years, when it must be renewed.

During the first two months of 2023, the Company issued 279,900 common shares units for net proceeds of $248,246 pursuant to the exercise of 279,900 share purchase warrants. The Company also issued 166,752 common shares units pursuant to 166,752 RSUs and issued 150,000 common shares for net proceeds of $70,500 pursuant to the exercise of stock options.